Debt - October 2022 Convertible Notes (Details) - USD ($)				1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Nov. 28, 2024	Jul. 23, 2024	Oct. 31, 2022	Jul. 30, 2024	Sep. 30, 2023	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Oct. 27, 2022	Jul. 27, 2022
Debt
Proceeds from issuance of convertible notes payable						$ 16,500,000		$ 13,000,000
Debt conversion		4,372,607
October 2022 Convertible Notes
Debt
Principal amount										$ 9,500,000	$ 9,500,000	$ 9,500,000
Interest rate											8.00%	8.00%
Percentage of effective price of common stock sold to trigger conversion	75.00%
Proceeds from issuance of convertible notes payable									$ 9,500,000
Interest				$ 62,500	$ 200,000		$ 400,000	$ 600,000
Conversion of shares			8,661,985
Shares converted			8,661,985
Debt conversion			1,444,899